STOCK-BASED AWARDS	12 Months Ended
Sep. 30, 2023
STOCK-BASED AWARDS
STOCK-BASED AWARDS

NOTE 9 – STOCK-BASED AWARDS:

During the year ended September 30, 2019, the Company’s shareholders approved, and the Company’s Board of Directors adopted, the Company’s 2018 Stock and Incentive Plan. This plan replaced the Company’s 2015 Equity Incentive Plan. The aggregate number of shares that could be issued to employees, directors, and consultants under all stock-based awards made under the 2018 Stock and Incentive Plan was 8 million shares of the Company’s common stock.

During the year ended September 30, 2021, the Company’s shareholders approved an increase to the number of shares of common stock reserved for issuance under the Plan to 15,000,000 shares of common stock, including 10,000,000 shares of common stock reserved for incentive stock options. Upon exercise of options or other awards, shares are issued from the available authorized shares of the Company. Option awards are granted with an exercise price equal to the fair value of the Company’s stock at the date of grant.

On October 8, 2020, the Company granted a total of 750,000 options to purchase shares of the Company’s common stock that vest over a three-year period. These vesting options had a total fair value of $177,284, with $44,322 recognized immediately and $44,321 being recognized in each of following three years covered by the vesting period. An additional 350,000 options with the same terms were also granted on this date that vested immediately with a total fair value of $82,700.

The share-based compensation for the option awards granted during 2021 recognized during the years ended September 30, 2023 and 2022 was $84,962 and $44,321, respectively. Unrecognized compensation of $3,679 will be recognized during the first quarter of fiscal year 2024. All stock based compensation recognized in the years ended 2023 and 2022 are included in salaries and benefits.

The following is a summary of the Company’s options issued under the Amended 2005 Equity Incentive Plan, the 2015 Stock and Incentive Plan and the 2018 Stock and Incentive Plan:

	Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	8,335,000	0.18
Expired	(2,300,000)
Outstanding at September 30, 2023	6,035,000	$0.17

Exercisable at September 30, 2023	5,847,500	$0.17

Average remaining contractual term of options outstanding and exercisable at September 30, 2023 (years)		1.82
Intrinsic value of options outstanding at September 30, 2023		$-
Intrinsic value of options exercisable at September 30, 2023		$-